Other non current assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Non Current Assets [Abstract]
Other Non Current Assets
	December 31,
	2013	2014
Security deposits for derivatives	$550	$550
Deferred mobilization expenses	73,806	43,327
Prepaid investments	21,554	57,910
Intangible assets, net	6,175	4,732
Above-market acquired time charter contracts	8,816	1,373
Other	7,525	-
	$118,426	$107,892